Adaptive ETFs

Adaptive Alpha Opportunities ETF Ticker: AGOX	Adaptive Hedged Multi-Asset Income ETF Ticker: AMAX
RH Tactical Outlook ETF Ticker: RHTX	RH Tactical Rotation ETF Ticker: RHRX

Supplement dated September 8, 2026

to the Prospectus and Statement of Additional Information
each dated October 1, 2025

Effective September 4, 2026, the paragraph in the section of the Prospectus entitled “Fund Service Providers – Administrator” is replaced in its entirety with the following:

Administrator. The Nottingham Company (“Nottingham”), located at 116 South Franklin Street, Rocky Mount, North Carolina 27804, has served as the administrator to the Trust pursuant to a Fund Accounting & Administration Services Agreement (the “Admin Legacy Agreement”). The Trust became aware that, on or about July 26, 2026, a transaction involving Nottingham may have resulted in the assignment and termination of the Admin Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the Admin Legacy Agreement (the “Admin Long-Term Agreement”). If necessary and/or until a Long-Term Agreement is approved and executed, during such period, Nottingham will continue to provide, and the Trust shall continue to pay for, administrative services for the Trust, consistent with the terms of the Admin Legacy Agreement, related to the services to be rendered and the cost thereof, as discussed below.

Effective September 4, 2026, the paragraph in the section of the Prospectus entitled “Fund Service Providers – Transfer Agent” is replaced in its entirety with the following:

Transfer Agent. Nottingham Shareholder Services LLC (the “Transfer Agent”), located at 116 South Franklin Street, PO Box 4365, Rocky Mount, North Carolina 27803-0365, is the transfer agent for the Funds and serves as the dividend disbursing agent for the Funds. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement (the “TA Legacy Agreement”) with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The Trust became aware that, on or about July 26, 2026, a transaction involving Nottingham may have resulted in the assignment and termination of the TA Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the TA Legacy Agreement (the “TA Long-Term Agreement”). If necessary and/or until a TA Long-Term Agreement is approved and executed, during such period, Transfer Agent will continue to serve as, and the Trust shall continue to pay for the Transfer Agent to serve as, transfer, dividend paying, and shareholder servicing agent for the Funds, consistent with the terms of the TA Legacy Agreement, related to the services to be rendered and the cost thereof.

Effective September 4, 2026, the paragraph in the section of the Statement of Additional Information entitled “Management and Other Service Providers – Administrator” is replaced in its entirety with the following:

Administrator. The Nottingham Company (“Nottingham”), located at 116 South Franklin Street, Rocky Mount, North Carolina 27804, has served as the administrator to the Trust pursuant to a Fund Accounting & Administration Services Agreement (the “Legacy Agreement”). The Trust became aware that, on or about July 26, 2026, a transaction involving Nottingham may have resulted in the assignment and termination of the Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the Legacy Agreement (the “Long-Term Agreement”). If necessary and/or until a Long-Term Agreement is approved and executed, during such period, Nottingham will continue to provide, and the Trust shall continue to pay for, administrative services for the Trust, consistent with the terms of the Legacy Agreement, related to the services to be rendered and the cost thereof, as discussed below.

Consistent with the terms of the Legacy Agreement, Nottingham performs the following services for the Funds: (i) procures a custodian on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of Nottingham to perform its duties under the agreement. Consistent with the terms of the Legacy Agreement, Nottingham also provides certain accounting and pricing services for the Funds.

Consistent with the terms of the Legacy Agreement, Nottingham receives fees for its services and is reimbursed for out-of-pocket expenses. The following shows the total dollar amounts that each Fund paid to Nottingham, serving as administrator pursuant to the Legacy Agreement, for the last three fiscal years:

Fund	2025	2024	2023
Adaptive Alpha Opportunities ETF	$305,470	$227,024	$170,226
Adaptive Hedged Multi-Asset Income ETF	$19,814	$45,342	$59,669
RH Tactical Outlook ETF	$12,838	$24,523	$59,168
RH Tactical Rotation ETF	$19,737	$26,800	$59,187

Effective September 4, 2026, the paragraph in the section of the Statement of Additional Information entitled “Management and Other Service Providers – Transfer Agent” is replaced in its entirety with the following:

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement (the “TA Legacy Agreement”) with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Trust became aware that, on or about July 26, 2026, a transaction involving Nottingham may have resulted in the assignment and termination of the TA Legacy Agreement. Based on the information regarding the Nottingham transaction, a new long-term agreement may be sought, which may have terms materially different from the TA Legacy Agreement (the “TA Long-Term Agreement”). If necessary and/or until a TA Long-Term Agreement is approved and executed, during such period, Transfer Agent will continue to serve as, and the Trust shall continue to pay for the Transfer Agent to serve as, transfer, dividend paying, and shareholder servicing agent for the Funds, consistent with the terms of the TA Legacy Agreement, related to the services to be rendered and the cost thereof.

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For further information, please contact the Funds toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.

Investors Should Retain This Supplement for Future Reference